STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF FINANCIAL CONDITION
Investment in Underlying Funds and Portfolio Funds, at cost	$ 95,890,791	$ 189,276,756
Units outstanding	147,812,907	185,070,253